Derivative instruments and hedging activities (Details) $ in Thousands, € in Millions, ₪ in Millions	3 Months Ended
	Sep. 30, 2021 USD ($)	Sep. 30, 2020 USD ($)	Dec. 31, 2020 USD ($)	Sep. 30, 2020 ILS (₪)	Sep. 30, 2020 EUR (€)
Derivative instruments and hedging activities (Details) [Line Items]
Notional amount of derivative asset	$ 44,200
Gain (Loss) on derivative instrument	900	$ 3,200
Other Current Assets [Member] | Designated as Hedging Instrument [Member] | Foreign Exchange Contract [Member]
Derivative instruments and hedging activities (Details) [Line Items]
Notional amount of derivative asset	$ 20,765		$ 10,417
Other Current Assets [Member] | Conversion To NIS [Member] | Designated as Hedging Instrument [Member] | Foreign Exchange Contract [Member]
Derivative instruments and hedging activities (Details) [Line Items]
Notional amount of derivative asset | ₪				₪ 6.4
Other Current Assets [Member] | Conversion To Euro [Member] | Designated as Hedging Instrument [Member] | Foreign Exchange Contract [Member]
Derivative instruments and hedging activities (Details) [Line Items]
Notional amount of derivative asset | €					€ 12.0